Cover	Oct. 13, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2025
Entity File Number	001-42518
Entity Registrant Name	MAYWOOD ACQUISITION CORP.
Entity Central Index Key	0002028355
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	167 Madison Ave
Entity Address, Address Line Two	Suite 205 #1017
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	476-6908
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	MAYAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	MAYA
Security Exchange Name	NASDAQ
Rights, each entitling the holder to one-fifth of one Class A ordinary share upon the completion of the Company’s initial business combination
Entity Addresses [Line Items]
Title of 12(b) Security	Rights, each entitling the holder to one-fifth of one Class A ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	MAYAR
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	418 Broadway
Entity Address, Address Line Two	#6441
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207